Accrued maintenance liability	12 Months Ended
Dec. 31, 2022
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
Accrued maintenance liability at beginning of period	$2,900,651	$1,750,395
GECAS Transaction	—	1,234,857
Maintenance payments received	779,824	448,516
Maintenance payments returned	(245,294)	(209,087)
Release to income upon sale	(71,668)	(20,428)
Release to income other than upon sale (a)	(770,492)	(273,146)
Lessor contribution, top ups and other (a)	(89,819)	(30,456)
Accrued maintenance liability at end of period	$2,503,202	$2,900,651

(a)Accrued maintenance liability released to income other than upon sale and lessor contribution, top-ups and other for the year ended December 31, 2022 included amounts related to the Ukraine Conflict. Refer to Note 5—Net charges related to Ukraine Conflict for further details.